Cover	Jan. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 15, 2026
Entity File Number	001-39116
Entity Registrant Name	KATAPULT HOLDINGS, INC.
Entity Central Index Key	0001785424
Entity Tax Identification Number	84-2704291
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5360 Legacy Drive
Entity Address, Address Line Two	Building 2
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	833
Local Phone Number	528-2785
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	KPLT
Security Exchange Name	NASDAQ
Redeemable Warrants
Title of 12(b) Security	Redeemable Warrants
Trading Symbol	KPLTW
Security Exchange Name	NASDAQ